Commitments and Contingencies (Details)			1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 19, 2021 USD ($)	Feb. 26, 2021 USD ($)	Oct. 31, 2021 GBP (£)	Mar. 31, 2019 EUR (€)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Sep. 30, 2021 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Commitments and Contingencies (Details) [Line Items]
Other commitment						£ 0
Revolving Credit Facility [Member]
Commitments and Contingencies (Details) [Line Items]
Line of credit facility, maximum borrowing capacity						15,000,000
Line of credit						10,250,000				£ 8,750,000	£ 0
Iskander SAS [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred consideration payable on acquisition per installment due | €				€ 525,000
Percentage of increase decrease in assets under management				10.00%
Deferred consideration payable threshold aggregate downward price adjustment				€ 575,000		£ 514,081		€ 575,000
Derecognition of deferred consideration acquisition installment due | €									€ 575,000
Alvarium Social Housing Advisors Ltd [Member] | Increase in holdings in subsidiaries [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of voting interests to be acquired						5.70%	5.70%	5.70%
Other commitment						£ 330,435
LXI REIT Advisors Ltd [Member]
Commitments and Contingencies (Details) [Line Items]
Other commitment						£ 3,927,160
LXI REIT Advisors Ltd [Member] | Increase in holdings in subsidiaries [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of voting interests to be acquired						11.50%	11.50%	11.50%
Other commitment			£ 3,927,160
Cartesian Growth Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting discount percent		2.00%
Gross proceeds | $		$ 6,900,000			$ 12,075,000		$ 12,075,000
Deferred underwriting discount percent					3.50%	3.50%	3.50%	3.50%
Cartesian Growth Corp [Member] | BofA Securities, Inc. ("BofA") [Member]
Commitments and Contingencies (Details) [Line Items]
Advisory fee | $	$ 3,000,000
Advisory Fee | $	$ 3,000,000
Underwriting Agreement [Member] | Cartesian Growth Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting agreement, description					The underwriter had a 45-day option from the date of the IPO to purchase up to an aggregate of 4,500,000 additional Units at the public offering price less the underwriting commissions.	The underwriter had a 45-day option from the date of the IPO to purchase up to an aggregate of 4,500,000 additional Units at the public offering price less the underwriting commissions.	The underwriter had a 45-day option from the date of the IPO to purchase up to an aggregate of 4,500,000 additional Units at the public offering price less the underwriting commissions.	The underwriter had a 45-day option from the date of the IPO to purchase up to an aggregate of 4,500,000 additional Units at the public offering price less the underwriting commissions.